Unaudited condensed consolidated interim statement of financial position - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 87,131	$ 78,420
Other financial assets	41,965	55,615
Marketable securities	22,219	27,525
Other current assets	1,596	2,529
Total current assets	152,911	164,089
Non-current assets
Marketable securities	53,169	61,142
Property, plant and equipment	896	1,069
Total non-current assets	54,065	62,211
Total assets	206,976	226,300
Current liabilities
Trade payables	2,572	3,490
Lease liability	263	343
Other current liabilities	4,967	2,868
Total current liabilities	7,802	6,701
Non-current liabilities
Lease liability	497	631
Total non-current liabilities	497	631
Total liabilities	8,299	7,332
Equity attributable to owners
Share capital	1,301	1,301
Additional paid-in capital	291,463	291,463
Other reserves	3,713	4,651
Foreign currency translation reserve	(12,242)	(10,507)
Accumulated deficit	(85,558)	(67,940)
Total equity	198,677	218,968
Total liabilities and equity	$ 206,976	$ 226,300